CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Common Stock Class B [Member]	Common Stock Class A [Member]	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated other comprehensive loss
Balance, shares at Dec. 31, 2018
Balance, amount at Dec. 31, 2018	$ 0			$ 0	$ 0	$ 0	$ 0
Capital contributions to Yubo Beijing	723,861			0	723,861	0	0
Foreign currency translation adjustment	(3,935)			0	0	0	(3,935)
Net loss	(231,193)			$ 0	0	(231,193)
Balance, shares at Dec. 31, 2019			115,245,000
Balance, amount at Dec. 31, 2019	488,733	$ 0	$ 115,245	$ 0	608,616	(231,193)	(3,935)
Capital contributions to Yubo Beijing	504,892				504,892
Foreign currency translation adjustment	(24,516)	0	0		0	0	(24,516)
Net loss	(140,948)	$ 0	$ 0		0	(140,948)	0
Foreign currency adjustment	5,931			$ 0	0	0	5,931
Balance, shares at Mar. 31, 2020			115,245,000
Balance, amount at Mar. 31, 2020	828,161	$ 0	$ 115,245		1,113,508	(372,141)	(28,451)
Balance, shares at Dec. 31, 2019			115,245,000
Balance, amount at Dec. 31, 2019	488,733	$ 0	$ 115,245	$ 0	608,616	(231,193)	(3,935)
Net loss	(711,801)			$ 0	0	(711,801)	0
Issuance of ordinary shares and capital contributions to Yubo Beijing, shares				10,000,000
Issuance of ordinary shares and capital contributions to Yubo Beijing, amount	634,756			$ 1,000	633,756	0	0
Sale of ordinary shares on September 11, 2020, shares				152,284
Sale of ordinary shares on September 11, 2020, amount	750,000			$ 15	749,985
Balance, shares at Dec. 31, 2020			117,000,000	10,152,284
Balance, amount at Dec. 31, 2020	1,167,619	$ 0	$ 117,000	$ 1,015	1,991,617	(942,994)	1,996
Capital contributions to Yubo Beijing	127,164	0	0		127,164	0	0
Foreign currency translation adjustment	70,413	0	0		0	0	70,413
Net loss	(438,675)	$ 0	$ 0		0	(438,675)	0
Reverse acquisition of Yubo International Biotech Limited by Platinum International Biotech Co. Ltd., shares		4,447	1,177,885
Reverse acquisition of Yubo International Biotech Limited by Platinum International Biotech Co. Ltd., amount	0	$ 4	$ 1,178		(1,182)	0	0
Balance, shares at Mar. 31, 2021		4,447	118,177,885
Balance, amount at Mar. 31, 2021	$ 926,521	$ 4	$ 118,178		$ 2,117,599	$ (1,381,669)	$ 72,409